Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated net unrealized gains on available-for-sale investments	$ 2	$ 2	$ 5
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(6)	38	(15)
Accumulated other comprehensive income (loss)	$ (4)	$ 40	$ (10)